Effective immediately, the following additional information is added under the sub-section entitled "Ownership of Fund Shares" in Appendix D entitled "Portfolio Manager(s)":

Ownership of Fund Shares
The following table shows the dollar range of equity securities of the Fund beneficially owned by one of the Fund’s portfolio managers as of October 31, 2014. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
Massachusetts Investors Trust	T. Kevin Beatty	F

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